COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
COMMITMENTS AND CONTINGENCIES
9. COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of the date of filing of this report, there were no pending or threatened lawsuits.

Power Supply and Purchase Agreement

The Company has consolidated it cryptocurrency operations in one facility in Carthage, New York.The Carthage power supply and purchase agreement was entered into on May 10, 2019 for an initial term of 90 days, with an option to continue the agreement for a subsequent 36 months, which option the Company has exercised. The Company’s sole obligation under the agreement is to pay a contractual rate per kilowatt hour of electricity consumed in the Company’s cryptocurrency mining operations.

As of September 30, 2020, the Company had no obligation for future lease payments under non-cancelable operating leases.

Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of the date of filing of this report, there were no pending or threatened lawsuits.

Power Supply and Purchase Agreement

The Company has consolidated it cryptocurrency operations in one facility in Carthage, New York.The Carthage power supply and purchase agreement was entered into on May 10, 2019 for an initial term of 90 days, with an option to continue the agreement for a subsequent 36 months, which option the Company has exercised.The Company’s sole obligation under the agreement is to pay a contractual rate per kilowatt hour of electricity consumed in the Company’s cryptocurrency mining operations.

As of June 30, 2020, the Company had no obligation for future lease payments under non-cancelable operating leases.